Consolidated statements of changes in equity - BRL (R$) R$ in Thousands		Total	Issued capital	Capital reserve	Treasury shares	Cash flow hedge reserve	Accumulated losses
Beginning balance (Currently Stated [member]) at Dec. 31, 2016		R$ 1,001,987	R$ 1,488,601	R$ 1,290,966		R$ (33,785)	R$ (1,743,795)
Beginning balance (Impact of adoption of IFRS 16 [member]) at Dec. 31, 2016		(3,128,771)				(12,212)	(3,116,559)
Beginning balance at Dec. 31, 2016		(2,126,784)	1,488,601	1,290,966		(45,997)	(4,860,354)
Statement [Line Items]
Profit (loss) for the period		424,513					424,513
Other comprehensive income (loss)		31,309				31,309
Total comprehensive income (loss)		455,822				31,309	424,513
Issued capital (Note 22)		1,307,979	661,500	646,479
Issuance of shares due exercise of stock options (Note 22)		17,899	13,276	4,623
Share issuance costs (Note 22)		(71,283)		(71,283)
Treasury shares, net (Note 22)		(2,745)			R$ (2,745)
Share-based payment expense (Note 28)		28,141		28,141
Ending balance (Previously stated [member]) at Dec. 31, 2017		(390,971)	2,163,377	1,898,926	(2,745)	(14,688)	(4,435,841)
Ending balance (Impact of adoption of IFRS 9 [member]) at Dec. 31, 2017	[1]	(416)					(416)
Ending balance (Impact of adoption of IFRS 15 [member]) at Dec. 31, 2017	[2]	(41,319)					(41,319)
Ending balance (After adjustment of adoption new IFRS [Member]) at Dec. 31, 2017		(432,706)	2,163,377	1,898,926	(2,745)	(14,688)	(4,477,576)
Ending balance at Dec. 31, 2017		(390,971)
Statement [Line Items]
Profit (loss) for the period		(635,731)					(635,731)
Other comprehensive income (loss)		(139,281)				(139,281)
Total comprehensive income (loss)		(775,012)				(139,281)	(635,731)
Issuance of shares due exercise of stock options (Note 22)		47,634	46,038	1,596
Treasury shares, net (Note 22)		(7,805)			(7,805)
Share-based payment expense (Note 28)		17,851		17,851
Ending balance at Dec. 31, 2018		(1,150,038)	2,209,415	1,918,373	(10,550)	(153,969)	(5,113,307)
Statement [Line Items]
Profit (loss) for the period		(2,403,086)					(2,403,086)
Other comprehensive income (loss)		(5,292)				(5,292)
Total comprehensive income (loss)		(2,408,378)				(5,292)	(2,403,086)
Issuance of shares due exercise of stock options (Note 22)		37,767	33,800	3,967
Treasury shares, net (Note 22)		(5,015)			(5,015)
Share-based payment expense (Note 28)		6,490		6,490
Ending balance at Dec. 31, 2019		R$ (3,519,174)	R$ 2,243,215	R$ 1,928,830	R$ (15,565)	R$ (159,261)	R$ (7,516,393)

[1]	The Company applied, for the first time, IFRS 9 in 2018, opting not to present comparative information showing retrospectively the results from the adoption of IFRS 9.
[2]	The Company applied IFRS 15 for the first time in 2018, using the modified retrospective adoption method.